Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Effective income tax rate percentage	45.10%	21.20%	37.90%	21.60%
Disallowance of interest expenses carryforward, amount					$ 32,200
Income tax expense benefit	$ (3,710)	$ (1,518)	$ (7,628)	$ (5,376)	(5,318)	$ (12,941)
Undistributed earnings of foreign subsidiaries					4,400
Unrecognized tax benefits, income tax penalties					$ 17	133
Effective income tax rate reconciliation, other adjustments, percent					50.00%
Income tax penalties and interest accrued					$ 17	0
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount					1,000
GILTI [Member]
Operating Loss Carryforwards [Line Items]
Income tax expense benefit					$ 0	$ 300
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration period					2032
Tax credit carryforward, expiration period					2035
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax rate percentage					50.00%
Operating loss carryforwards, expiration period					2040
Tax credit carryforward, expiration period					2040
U.S. federal research and development tax credit [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, amount					$ 1,800
Foreign research and development tax credit [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, amount					400
Federal Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					7,500
Federal Tax Authority [Member] | indefinitely Period [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					1,200
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					36,500
State and Local Jurisdiction [Member] | indefinitely Period [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					13,600
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					$ 28,700